Profit/(Loss) before tax	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Profitloss Before Tax
Profit/(Loss) before tax
7.	Profit/(Loss) before tax

Profit before tax has been arrived at after charging:

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Marketing and advertisement	181,415	233,282	379,175
Legal and professional fees	83,517	107,394	181,866
Insurance	137,031	176,208	28,115
Transportation	24,173	31,084	17,997
Short term lease expenses	2,456	3,158	120,000
Depreciation of property and equipment	148,998	191,596	20,501
Amortisation of right-of-use assets	1,450,881	1,865,688	330,968
Employee benefit expenses
- Director’s salaries and bonuses	328,952	423,000	96,936
- Staff costs share based payment	194,416	250,000	-
- Employees’ salaries and bonus	3,333,142	4,286,087	2,562,377
- Employees’ CPF	254,188	326,860	144,255
- Other staff expenses	234,504	301,548	43,974

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

7.	(Loss)/Profit before tax

Profit before tax has been arrived at after charging:

	2025	2025	2024
	US$	S$	S$

Marketing and advertisement	480,960	611,733	698,336
Legal and professional fees	191,393	243,433	426,740
Insurance	269,199	342,394	48,112
Transportation	34,789	44,248	38,367
Bad debts written off	473,515	602,264	-
Provision for expected credit losses	217,863	277,101	50,168
Short term lease expenses	110,917	141,075	3,180
Depreciation of property and equipment	84,644	107,659	30,093
Amortisation of right-of-use assets	843,989	1,073,469	498,635
Recruitment	1,815	2,309	131,786
Membership and subscription	16,207	20,614	38,919
Telephone	32,869	41,806	32,746
Employee benefit expenses
- Director’s salaries and bonuses	261,813	333,000	121,200
- Director’s CPF	23,764	30,226	137
- Employees’ salaries and bonus	3,990,917	5,076,048	3,218,275
- Employees’ CPF	370,127	470,765	177,754
- Other staff expenses	383,594	487,894	121,576

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024